Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2026
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Cash and Cash Equivalents
Cash and cash equivalent break down as follows:

	As of
(in thousands of euros)	June 30, 2026	December 31, 2025
Cash and bank accounts	16,984	810
Short-term bank deposits	93,907	51,940
Net cash and cash equivalents	110,891	52,750